Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Share-based payments with service condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumptions of options granted

	June 30, 2022	June 30, 2021
Fair value at grant date	$3.30	$6.78
Share price at grant date	$4.45	$8.48
Exercise price	$4.45	$8.48
Expected volatility	90%	95%
Expected life	5.87	5.86
Expected dividends	0.00	0.00
Risk-free interest rate	2.22%	1.12%

Share-based payments with market condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumptions of options granted

June 30, 2022
Fair value at grant date	$1.13
Share price at grant date	$4.58
Exercise price	$4.58
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%